IV | Treasury Portfolio
Supplement to the
Fidelity® Institutional Money Market Funds
Class IV
May 30, 2014
Prospectus

Effective May 31, 2015, the principal investment strategies for Treasury Only Portfolio and Treasury Portfolio as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus are revised as follows:

Treasury Only Portfolio: The Adviser normally invests at least 99.5% of the fund's total assets in cash and U.S. Treasury securities.

Treasury Portfolio: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

These policies are subject to change only upon 60 days' prior notice to shareholders.

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Prime Money Market Portfolio on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.07%
Total annual operating expenses	0.71%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.68%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class IV of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.68%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 69
3 years	$ 223
5 years	$ 391
10 years	$ 879

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Treasury Only Portfolio on page 7.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.07%
Total annual operating expenses	0.71%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.68%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class IV of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.68%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 69
3 years	$ 223
5 years	$ 391
10 years	$ 879

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Treasury Portfolio on page 11.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.07%
Total annual operating expenses	0.71%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.68%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class IV of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.68%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 69
3 years	$ 223
5 years	$ 391
10 years	$ 879